INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

16.   INVENTORIES

	December 31,
	2019	2020
	RMB	RMB

Crude oil and other raw materials	89,908	60,155
Work in progress	12,687	13,053
Finished goods	91,554	78,415
Spare parts and consumables	2,578	3,372
	196,727	154,995
Less: Allowance for diminution in value of inventories	(2,585)	(3,100)
	194,142	151,895

Allowance for diminution in value of inventories is analyzed as follows:

	2018	2019	2020
	RMB	RMB	RMB

Balance as of January 1	1,165	6,389	2,585
Allowance for the year	5,538	1,616	11,689
Reversal of allowance on disposal	(114)	(199)	(328)
Written off	(217)	(5,233)	(10,795)
Others	17	12	(51)
Balance as of December 31	6,389	2,585	3,100

During the years ended December 31, 2018, 2019 and 2020, the costs of inventories recognized as an expense in the consolidated statement of income were RMB 2,353,646, RMB 2,441,380 and RMB 1,659,355, respectively. Such costs include the write-down of inventories of RMB 5,538, RMB 1,616 and RMB 11,689, respectively, and the reversal of write-down of inventories of RMB 114, RMB 199 and RMB 328, respectively. The write-down of inventories and the reversal of write-down of inventories were recorded in purchased crude oil, products and operating supplies and expenses in the consolidated statement of income. The write-down of inventories which were realized primarily with the sales of inventories for the years ended December 31, 2018, 2019 and 2020 were RMB 217, RMB 5,233 and RMB 10,795. The write-down of inventories for the year ended December 31, 2020 is mainly related to crude oil and finished goods.